Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Apr. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2015